INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2018
Investment property [abstract]
Disclosure of detailed information about investment property
Our partnership has classified all assets below under level 3 of the fair value hierarchy:

Segment	Valuation technique	Significant unobservable inputs	Range of inputs
Transport	Direct Income Capitalization	Capitalization Rate	6% to 14%
The following table presents the carrying amount for Brookfield Infrastructure’s investment properties:

US$ MILLIONS	2018	2017
Balance at beginning of the year	$192	$154
Fair value adjustments	13	23
Foreign currency translation	(15)	15
Balance at end of the year	$190	$192